Borrowings - Schedule of Analysis of Net Debt Movements Along with Reconciliation to the Financing Activities in the Group Cash Flow Statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Net debt Adjustment on cash flow	£ (4,074)	£ (2,340)
Non-financing cash flows included in net debt	33	1,129
Interest paid	(1,479)	(1,737)	£ (1,601)
Interest element of lease liabilities	(23)	(26)	(32)
Remaining cash flows relating to derivative financial instruments	251	(43)
Purchases of own shares held in employee share ownership trusts	(82)	(18)	(117)
Proceeds from the issue of perpetual hybrid bonds, net of issuance costs	1,681	0	0
Coupon paid on perpetual hybrid bonds	(6)	0	0
Dividends paid to owners of the parent	(4,904)	(4,745)	(4,598)
Capital injection from and purchases of non-controlling interests	1	17	20
Dividends paid to non-controlling interests	(150)	(136)	(157)
Other	3	2	3
Net cash (used in)/generated from financing activities	£ (8,749)	£ (7,897)	£ (8,593)